EXPLANATORY NOTE

The sole purpose of this filing is to file the revised Principal Risk Section, subsection Low Short-Term Interest of the Institutional Prime Money Market Fund, as electronically filed with the SEC pursuant to Rule 497 under the Securities Act of 1933, as amended, on June 4, 2020 . (SEC Accession No. 0001398344-20-011958), in interactive data format.